Lease - Additional Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statements [Line Items]
Expense relating to short-term leases for which recognition exemption has been used	₩ 199,490	₩ 45,787
Expense relating to leases of low-value assets for which recognition exemption has been used	2,349	2,796
Cash outflow related to leases	922,200	807,609
Discounted unguaranteed residual value of assets	₩ 19,574	₩ 16,407
Maximum
Statements [Line Items]
Implicit interest rate on finance lease	16.83%	16.60%
Minimum
Statements [Line Items]
Implicit interest rate on finance lease	0.00%	1.39%
Power Purchase Agreement | Maximum
Statements [Line Items]
Lease term of finance lease	11 years
Power Purchase Agreement | Minimum
Statements [Line Items]
Lease term of finance lease	2 years
Jordan Electric Power Company | Power Purchase Agreement
Statements [Line Items]
Lease term of finance lease	25 years
Fujeij Wind Power Plant | Power Purchase Agreement
Statements [Line Items]
Lease term of finance lease	20 years
Fly Ash Pipe Conduit | Power Purchase Agreement
Statements [Line Items]
Average Lease Term	7 years
Commission Federal De Elecrticidad | Power Purchase Agreement
Statements [Line Items]
Lease term of finance lease	25 years